Condensed Consolidating Statements of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions
Net cash provided by (used in) operating activities	$ 236	$ 332	$ 528
Investing Activities
Additions to property, plant, and equipment	(139)	(162)	(197)
Proceeds from insurance settlement related to investing activities	58
Net cash provided by (used in) investing activities	(81)	(162)	(197)
Financing Activities
Proceeds from issuance of long-term debt			1,775
Repayment of long-term debt	(51)	(29)	(22)
Debt issuance costs	(5)		(54)
Repayment of notes payable to former parent and accrued interest			(954)
Dividend to former parent in connection with spin-off			(1,429)
Repurchases of common stock	(119)	(1)
Dividends paid	(25)	(5)
Proceeds from stock option exercises	7	7	2
Excess tax benefit related to stock-based compensation	24
Net transfers from (to) former parent			1,266
Net cash provided by (used in) financing activities	(169)	(28)	584
Change in cash and cash equivalents	(14)	142	915
Cash and cash equivalents, beginning of period	1,057	915
Cash and cash equivalents, end of period	1,043	1,057	915
Huntington Ingalls Industries, Inc.
Condensed Financial Statements, Captions
Net cash provided by (used in) operating activities	(72)	(62)	(47)
Investing Activities
Proceeds from insurance settlement related to investing activities
Financing Activities
Proceeds from issuance of long-term debt			1,775
Repayment of long-term debt	(51)	(29)	(22)
Debt issuance costs	(5)		(54)
Dividend to former parent in connection with spin-off			(1,429)
Repurchases of common stock	(119)	(1)
Dividends paid	(25)	(5)
Proceeds from stock option exercises	7	7	2
Excess tax benefit related to stock-based compensation
Cash sweep funding by parent	251	231	690
Net cash provided by (used in) financing activities	58	203	962
Change in cash and cash equivalents	(14)	141	915
Cash and cash equivalents, beginning of period	1,056	915
Cash and cash equivalents, end of period	1,042	1,056	915
Subsidiary Guarantors
Condensed Financial Statements, Captions
Net cash provided by (used in) operating activities	308	393	575
Investing Activities
Additions to property, plant, and equipment	(139)	(162)	(197)
Proceeds from insurance settlement related to investing activities	58
Net cash provided by (used in) investing activities	(81)	(162)	(197)
Financing Activities
Debt issuance costs
Repayment of notes payable to former parent and accrued interest			(954)
Repurchases of common stock
Dividends paid
Excess tax benefit related to stock-based compensation	24
Net transfers from (to) former parent			1,266
Cash sweep funding by parent	(251)	(231)	(690)
Net cash provided by (used in) financing activities	(227)	(231)	(378)
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions
Net cash provided by (used in) operating activities		1
Investing Activities
Proceeds from insurance settlement related to investing activities
Financing Activities
Debt issuance costs
Repurchases of common stock
Dividends paid
Excess tax benefit related to stock-based compensation
Change in cash and cash equivalents		1
Cash and cash equivalents, beginning of period	1
Cash and cash equivalents, end of period	1	1
Eliminations
Investing Activities
Proceeds from insurance settlement related to investing activities
Financing Activities
Debt issuance costs
Repurchases of common stock
Dividends paid
Excess tax benefit related to stock-based compensation